Transactions with Related Parties - Additional Information (Details)	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2014 USD ($)	Jul. 11, 2014	Sep. 09, 2016 shares	Oct. 28, 2015 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 21, 2016 USD ($)	Dec. 21, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)	Aug. 19, 2014
Related Party Transaction [Line Items]
Exchange rate EUR/USD					1.2
Rent expense					$ 5,325,000	$ 3,550,000			$ 1,025,000
Commission fee for newbuilding vessels					$ 48,574,000	64,570,000
Number of directors					9
Excel Vessel Bridge Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity													$ 231,000,000
Combine Marine Ltd
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract											1 year	1 year
Rent expense per month											$ 3,000	€ 2,500
Rent expense					$ 35,000	34,000			35,000
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts					9
Vessel acquisition commission percentage					0.50%
Related Parties Commissions Fees					$ 2,077,000
Pre-delivery installments	$ 519,000									$ 519,000
Number of installments					4
Commission fee for newbuilding vessels						813,000
Vessel acquisition commission, Flat fee					$ 200,000
Supervision costs						$ 415,000
Issuance of shares, representing the third and the fourth installment | shares			138,453	34,234
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Monthly lump sum management fee per vessel									$ 17,500
Alma Properties
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract							6 years	6 years
Rent expense per month							$ 400	€ 300
Rent expense					$ 4,000
StarOcean Manning Philippines Inc.
Related Party Transaction [Line Items]
Ownership percentage					25.00%
Equity method investment (included in Other Current Assets)					$ 21,000
Oaktree
Related Party Transaction [Line Items]
Voting percentage		33.00%
Capesize vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts					2
Newcastlemax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts					3
Ultramax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts					4
Excel Vessels
Related Party Transaction [Line Items]
Number of vessels acquired														34
Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors					3
Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors					2
Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors					1